NET INCOME/LOSS PER SHARE	6 Months Ended
Jun. 30, 2023
NET INCOME/LOSS PER SHARE
NET INCOME/LOSS PER SHARE

13. NET LOSS PER SHARE

The following table sets forth the computation of basic and diluted net loss per share for the periods indicated:

	Six months ended June 30,
	2022	2023
	$	$
	Unaudited	Unaudited
Numerator:
Numerator for basic and diluted net loss per share from continuing operations	(4,443)	(2,195)
Numerator for basic and diluted net loss per share from discontinued operations	(9,287)	—
Denominator:
Denominator for basic and diluted net loss per share weighted average ordinary shares outstanding	46,756,368	55,525,314

Basic and diluted net loss per share from continuing operations	(0.10)	(0.04)
Basic and diluted net loss per share from discontinued operations	(0.20)	—

Basic loss per share is computed using the weighted average number of the ordinary shares outstanding during the six months ended June 30, 2022 and 2023. Diluted loss per share is computed using the weighted average number of ordinary shares and ordinary equivalent shares outstanding during six months ended June 30, 2022 and 2023.